UNITED STATES
                SECURITIES AND EXCHANGE COMMISSIONUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washinton, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northeast Investors Trust

Address: 50 Congress Street
         Suite 1000
         Boston, MA 02109
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Perosn signing this Report on behalf of Reporting Manager:

Name: Gordon Barrett
Title: Executive Vice President
Phone: 800-225-6704 x 236
Signature, Place, and Date of Signing:

Gordon Barrett, Boston, MA  Aug 13, 1999

Report Type (Check if only one):
[x]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Othe Included Managers:  1
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:



REM870-C                                    FORM 13F AS OF  6/30/1999
                                    ACCOUNT MF001   NORTHEAST INVESTORS TRUST

                                                                                             Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 --------------                 -----       -----------------  ---------------------          --------            --------
COMMON STOCKS
 ADVANTICA RESTAURANT GROUP     00758B109         4,186,057.00        1,217,762.000         1,217,762.000        1,217,762.000
 CHASE MANHATTAN CORP           16161A108        34,600,000.00          400,000.000           400,000.000          400,000.000
 CHUBB CORPORATION              171232101        34,750,000.00          500,000.000           500,000.000          500,000.000
 CROMPTON & KNOWLES             227111101         1,819,782.00           93,024.000            93,024.000           93,024.000
 DARLING INTERNATIONAL INC      237266101         1,444,464.00          745,530.000           745,530.000          745,530.000
 GAYLORD CONTAINER COMMON STOCK 368145108         9,872,655.00        1,243,799.000         1,243,799.000        1,243,799.000
 GRAND UNION CO                 386532402        10,078,829.00          932,146.000           932,146.000          932,146.000
 LEUCADIA NATIONAL CORP         527288104         6,065,200.00          242,608.000           242,608.000          242,608.000
 LITTLE SWITZERLAND INC         537528101           188,141.00          273,659.000           273,659.000          273,659.000
 MAXXAM INC                     577913106        12,900,000.00          200,000.000           200,000.000          200,000.000
 J P MORGAN & CO                616880100        28,100,000.00          200,000.000           200,000.000          200,000.000
 NL INDUSTRIES                  629156407        11,125,000.00        1,000,000.000         1,000,000.000        1,000,000.000
 SPECIALTY EQUIPMENT            847497203        11,775,000.00          400,000.000           400,000.000          400,000.000
 WALTER INDUSTRIES INC          93317Q105         6,468,750.00          500,000.000           500,000.000          500,000.000
 WEST POINT STEVENS INC         961238102        47,700,000.00        1,600,000.000         1,600,000.000        1,600,000.000
 COMMON STOCKS                  TOTAL *         221,073,878.00        9,548,528.000         9,548,528.000        9,548,528.000
WARRANTS
 WHEREHOUSE ENTERTAINMENT A     963281118           968,936.00           81,164.000            81,164.000           81,164.000
 WHEREHOUSE ENTERTAINMENT B     963281126           108,430.00           14,091.000            14,091.000           14,091.000
 WHEREHOUSE ENTERTAINMENT C     963281134            94,198.00           14,091.000            14,091.000           14,091.000
 WARRANTS                       TOTAL *           1,171,564.00          109,346.000           109,346.000          109,346.000
                          GRAND TOTAL **        222,245,442.00        9,657,874.000         9,657,874.000        9,657,874.000